Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee-related expenses	€ 690	€ 791	€ 517
Charges, gains or losses on assets(a)	149	106	162
Compensation for early termination of contracts (other than contracts of employment)	40	49	352
Decontamination costs	(2)	27	5
Other restructuring costs	187	89	444
Total	€ 1,064	€ 1,062	€ 1,480